Operating Segment Information - Summary of Segment adjusted EBITDA and reconciliation of Adjusted EBITDA to Net Income (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Start-up costs and development cost	€ (17)	€ (25)	€ (21)
Wise one-time cost		(20)	(38)
Cash received from Wise purchase price adjustment		21
Wise purchase price adjustment		20
Gains / (Losses) on pension plan amendments	20		€ (5)
Automotive Body Sheet Growth Projects [member]
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Start-up costs and development cost		€ (20)
AS&I [member]
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Start-up costs and development cost	(16)
Collective Bargaining agreement renegotiation [member]
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Legal fees and lump-sum payments	€ 3
Collective bargaining agreement term	5 years